Shareholder Report, Line Graph (Details) - USD ($)						6 Months Ended	7 Months Ended	11 Months Ended	12 Months Ended		18 Months Ended	19 Months Ended	23 Months Ended	24 Months Ended	30 Months Ended	31 Months Ended	35 Months Ended	36 Months Ended	42 Months Ended	43 Months Ended	47 Months Ended	54 Months Ended	55 Months Ended	66 Months Ended	67 Months Ended
		Nov. 02, 2022	Dec. 06, 2021	Apr. 22, 2020	Apr. 07, 2020	Oct. 31, 2020	Oct. 31, 2020	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2021	Oct. 31, 2021	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2022	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2025
C000216362 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon US Large Cap Core Equity ETF - NAV Return
Accumulated Value	[1]				$ 10,000		$ 12,449.56					$ 17,731.32				$ 14,735.79				$ 16,628.99			$ 23,036.93		$ 28,189.76
C000216363 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon US Mid Cap Core Equity ETF - NAV Return
Accumulated Value	[2]				10,000		13,206.16					19,178.58				16,123.29				15,986.23			21,586.31		23,401.93
C000216364 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon US Small Cap Core Equity ETF - NAV Return
Accumulated Value	[3]				10,000		13,504.94					19,929.86				16,439.57				16,015.79			21,209.8		23,908.37
C000216365 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon International Equity ETF - NAV Return
Accumulated Value	[4]			$ 10,000		$ 11,469.06					$ 15,542.51				$ 12,137.22				$ 13,886.17			$ 17,061.72		$ 21,064.32
C000216366 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon Emerging Markets Equity ETF - NAV Return
Accumulated Value	[5]			10,000		12,743.38					14,508.28				10,189.63				11,163.11			13,867.5		17,486.5
C000216367 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon Core Bond ETF - NAV Return
Accumulated Value				10,000		10,135.75					10,097.48				8,491.15				8,528.77			9,422.35		10,002.94
C000216369 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon High Yield ETF - NAV Return
Accumulated Value	[6]			10,000		11,098					12,235				10,734				11,439			13,278		14,372
C000230859 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon Concentrated International ETF - NAV Return
Accumulated Value			$ 10,000					$ 7,424					$ 8,703.12				$ 10,252.22				$ 10,498.11
C000238330 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									BNY Mellon Global Infrastructure Income ETF - NAV Return
Accumulated Value		$ 10,000								$ 10,756.35				$ 13,729.26				$ 17,842.86
Solactive GBS United States 500 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS United States 500 Index TR
Accumulated Value					10,000		12,638.67					18,115.51				15,051.61				16,635.67			23,058.57		28,204.39
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P 500® Index (broad-based index)
Accumulated Value					10,000		12,418.02					17,748.79				15,157.08				16,693.67			23,043.11		27,986.96
S And P Composite 1500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Composite 1500® Index (broad-based index)
Accumulated Value					10,000		12,467.98					17,910.62				15,336.79				16,718.91			22,995.77		27,643.01
Solactive GBS United States 400 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS United States 400 Index TR
Accumulated Value					10,000		13,550.09					19,599.26				16,358.91				15,958.71			21,409.63		23,233.34
Solactive GBS United States 600 Index TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS United States 600 Index TR
Accumulated Value					$ 10,000		$ 13,640.77					$ 21,317.4				$ 17,535.77				$ 17,021.79			$ 22,590.22		$ 25,502.67
MSCI EAFE Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI EAFE® Index
Accumulated Value			$ 10,000	10,000		11,358.36		$ 7,979.65			15,238.18		$ 9,128.79		11,734.12		$ 11,225.31		13,423.93		$ 13,810.7	16,505.58		20,307.1
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI Emerging Markets Index (broad-based index)
Accumulated Value				10,000		12,593.81					14,731				10,161.91				11,259.79			14,109.81		18,048.49
Bloomberg U S Aggregate Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Aggregate Total Return Index
Accumulated Value				10,000		10,141.25					10,092.78				8,509.98				8,540.28			9,440.96		10,022.42
Bloomberg US Corporate High Yield Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg US Corporate High Yield Total Return Index
Accumulated Value				10,000		11,132					12,304				10,857				11,534			13,434		14,530
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Bloomberg U.S. Universal Index (broad-based index)
Accumulated Value				10,000		10,264					10,313				8,685				8,788			9,773		10,409
S And P Global Infrastructure NR Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									S&P Global Infrastructure NR Index
Accumulated Value		10,000								9,776.03				12,905.74				15,098
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									MSCI ACWI Index (broad-based index)
Accumulated Value		$ 10,000								$ 11,205.84				$ 14,880.32				$ 18,249.64
Solactive GBS Developed Markets ex United States Large And Mid Cap USD Index NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS Developed Markets ex United States Large & Mid Cap USD Index NTR
Accumulated Value				10,000		11,378.58					15,436.75				12,026.49				13,490.33			16,687.11		20,622.15
Solactive GBS Emerging Markets Large And Mid Cap USD Index NTR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name									Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
Accumulated Value				$ 10,000		$ 12,570.17					$ 14,548.23				$ 10,319.14				$ 11,445.27			$ 14,367.38		$ 18,287.61

[1]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Large Cap Index℠.
[2]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Mid Cap Index℠.
[3]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® US Small Cap Index℠.
[4]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Developed Markets ex-US Large Cap Index℠.
[5]	The Fund changed its benchmark index and investment objective, effective November 15, 2023. Fund performance prior to November 15, 2023, reflects the Fund’s prior investment objective of seeking to track the performance, before fees and expenses, of the Morningstar® Emerging Markets Large Cap Index℠.
[6]	Prior to July 1, 2024, the Fund was named BNY Mellon High Yield Beta ETF and was an “index fund” that sought to track the performance of the Bloomberg US Corporate High Yield Total Return Index. Fund performance prior to July 1, 2024 reflects the Fund’s prior investment objective and investment strategy.